Regulatory Matters and Insurance of Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Insurance of Accounts [Abstract]
Schedule of information concerning regulatory capital of the Bank

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:
Total Capital	$164,082	15.21%	$86,309	8.00%	$107,886	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$157,313	8.70%	$72,355	4.00%	$90,444	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$157,313	14.58%	$43,154	4.00%	$64,732	6.00%
(to Risk Weighted Assets)

As of December 31, 2011:
Total Capital	$156,945	15.10%	$83,143	8.00%	$103,929	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$150,347	7.91%	$75,989	4.00%	$94,987	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$150,347	14.47%	$41,572	4.00%	$62,358	6.00%
(to Risk Weighted Assets)